Operating segment and geographic information (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Operating Segments [Abstract]
Summary of Segment Results, Assets and Liabilities by Segments

Following are the segment results, assets and liabilities by segments for the years ended December 31, 2016, 2017 and 2018.

December 31, 2016	Guadalajara		Tijuana		Puerto Vallarta		San José del Cabo		Montego Bay		Hermosillo		Guanajuato		Other Airports		Total reportable segments		Other Companies		Eliminations		Total
Aeronautical services	Ps.	2,039,875	Ps.	974,023	Ps.	828,073	Ps.	895,586	Ps.	1,169,114	Ps.	245,090	Ps.	318,114	Ps.	568,015	Ps.	7,037,920	Ps.	—	Ps.	—	Ps.	7,037,920
Non-aeronautical services		565,381		265,700		313,309		520,347		438,575		68,399		91,680		129,681		2,393,072		532		—		2,393,604
Improvements to concessions assets		521,056		376,290		109,902		189,625		14,344		133,963		92,516		238,342		1,676,037		—		—		1,676,037
Total revenues		3,126,311		1,616,014		1,251,283		1,605,558		1,622,031		447,451		502,340		936,040		11,107,029		532		—		11,107,561
Total intersegment revenues		—		—		—		—		—		—		—		—		—		3,722,428		(3,722,428)		—
Income from operations		1,735,192		765,929		729,952		893,382		524,139		152,921		251,071		195,508		5,248,095		3,484,359		(3,497,562)		5,234,892
Interest income		71,363		11,374		25,813		34,894		—		15,414		11,819		20,509		191,186		451,089		(362,705)		279,570
Interest expense		(96,434)		(36,905)		(32,977)		(56,233)		(142,405)		(19,624)		(15,460)		(36,374)		(436,410)		(308,004)		362,705		(381,708)
Gain on financial investment held for coverage		—		—		—		—		—		—		—		—		—		68,261		—		68,261
Depreciation and amortization for the year		(268,391)		(153,645)		(139,500)		(188,376)		(333,924)		(49,111)		(47,960)		(159,275)		(1,340,182)		(8,205)		—		(1,348,387)
Share of loss of associate		—		—		—		—		—		—		—		—		—		(11,728)		—		(11,728)
Income before income taxes		1,712,126		740,569		731,710		894,925		366,464		148,283		244,333		160,475		4,998,886		3,118,808		(3,497,562)		4,620,132
Income taxes expense		(430,926)		(175,261)		(181,021)		(278,486)		(97,113)		(31,073)		(59,545)		(22,028)		(1,275,454)		8,881		—		(1,266,573)
Total assets		8,602,939		5,322,674		3,589,999		4,042,519		4,017,963		1,629,746		1,308,647		3,762,056		32,276,543		33,785,689		(30,010,770)		36,051,462
Total liabilities		2,483,043		1,063,332		893,123		1,507,615		2,000,593		539,716		418,405		899,060		9,804,886		10,226,807		(6,384,800)		13,646,893
Investments in associates		—		—		—		—		—		—		—		—		—		21,636		—		21,636
Net cash flows provided by operations activities		1,612,152		444,953		743,818		1,028,391		753,970		176,530		220,897		326,250		5,306,963		334,240		—		5,641,203
Net cash flow used in investing activities		(555,859)		(427,335)		(93,100)		(208,502)		(45,195)		(132,778)		(103,264)		(278,412)		(1,844,445)		3,546,981		(3,519,092)		(1,816,557)
Net cash flow used in financing activities		(616,854)		(15,492)		(506,223)		(380,419)		(272,823)		125,786		(88,231)		75,641		(1,678,613)		(3,611,664)		3,519,092		(1,771,185)
Additions to non-current as assets		5,757,015		3,411,502		2,456,977		2,638,572		6,117,021		1,002,690		859,982		2,465,893		24,709,652		178,302		—		24,887,954

December 31, 2017	Guadalajara		Tijuana		Puerto Vallarta		San José del Cabo		Montego Bay		Hermosillo		Guanajuato		Other Airports		Total reportable segments		Other Companies		Eliminations		Total
Aeronautical services	Ps.	2,426,289	Ps.	1,158,896	Ps.	989,137	Ps.	1,111,293	Ps.	1,290,079	Ps.	272,941	Ps.	386,726	Ps.	645,162	Ps.	8,280,522	Ps.	—	Ps.	—	Ps.	8,280,522
Non-aeronautical services		645,997		304,023		371,939		618,468		496,477		62,481		116,686		152,133		2,768,205		4,700		—		2,772,905
Improvements to concessions assets		326,198		203,664		101,235		222,106		66,131		174,769		122,133		96,256		1,312,491		—		—		1,312,491
Total revenues		3,398,484		1,666,582		1,462,309		1,951,865		1,852,687		510,191		625,545		893,551		12,361,218		4,700		—		12,365,918
Total intersegment revenues		—		—		—		—		—		—		—		—		—		4,265,456	(4,265,456)			—
Income from operations		2,072,491		883,966		863,209		1,171,837		565,463		142,836		312,363		201,276		6,213,440		4,323,747	(4,255,456)			6,281,731
Interest income		105,328		45,775		53,166		65,601		—		26,798		15,648		32,674		344,991		750,350		(674,606)		420,735
Interest expense		(168,112)		(89,265)		(52,327)		(85,706)		(136,497)		(35,317)		(27,125)		(59,450)		(653,800)		(640,015)		674,606		(619,207)
Gain on financial investment held for coverage		—		—		—		—		—		—		—		—		—		34,361		—		34,361
Depreciation and amortization for the year		(295,445)		(161,892)		(142,763)		(201,241)		(344,861)		(59,241)		(52,836)		(175,472)		(1,433,750)		(9,813)		—		(1,443,562)
Share of loss of associate		—		—		—		—		—		—		—		—		—		(10,620)		—		(10,620)
Income before income taxes		2,008,984		840,689		856,050		1,135,132		445,269		134,220		303,605		188,364		5,912,312		4,514,866		(4,255,456)		6,171,722
Income taxes expense		(442,764)		(152,631)		(184,506)		(288,786)		(107,062)		(12,382)		(69,271)		(61,368)		(1,318,770)		(121,871)		—		(1,440,641)
Total assets		9,289,847		5,541,186		3,875,465		4,133,283		3,068,476		1,715,227		1,475,581		3,749,862		32,848,928		38,598,059		(31,929,455)		39,517,532
Total liabilities		3,133,738		1,498,785		1,127,055		1,872,045		1,854,290		663,360		571,006		1,022,866		11,743,146		13,871,716		(8,174,099)		17,440,763
Investment in associates		—		—		—		—		—		—		—		—		—		11,016		—		11,016
Net cash flows provided by operations activities		1,852,797		969,246		844,238		1,086,007		788,059		195,867		270,238		381,488		6,387,940		(105,808)		(113,430)		6,168,702
Net cash flow used in investing activities		(414,701)		(410,216)		(184,142)		(323,649)		(122,417)		(202,470)		(143,243)		(147,718)		(1,948,557)		4,839,982		(4,830,000)		(1,938,575)
Net cash flow used in financing activities		(1,144,341)		(560,617)		(436,447)		(825,018)		(287,859)		(77,101)		(123,028)		(232,161)		(3,686,573)		(2,830,743)		4,830,000		(1,687,316)
Additions to non-current as assets		5,796,853		3,615,601		2,432,387		2,762,873		5,604,397		1,134,216		967,981		2,431,955		24,746,263		318,997		—		25,065,260

December 31, 2018	Guadalajara		Tijuana		Puerto Vallarta		San José del Cabo		Montego Bay		Hermosillo		Guanajuato		Other Airports		Total reportable segments		Other Companies		Eliminations		Total
Aeronautical services	Ps.	2,824,677	Ps.	1,344,122	Ps.	1,088,417	Ps.	1,244,106	Ps.	1,419,674	Ps.	306,118	Ps.	484,798	Ps.	787,242	Ps.	9,499,154	Ps.	—	Ps.	—	Ps.	9,499,154
Non-aeronautical services		796,739		326,214		399,427		698,891		543,878		82,922		148,119		180,517		3,176,708		6,823		—		3,183,532
Improvements to concession assets		110,415		100,986		40,330		346,956		545,959		47,541		16,244		231,771		1,440,204		—		—		1,440,204
Total revenues		3,731,830		1,771,323		1,528,174		2,289,954		2,509,511		436,581		649,162		1,199,530		14,116,066		6,823		—		14,122,890
Total intersegment revenues		—		—		—		—		—		—		—		—		—		4,805,223		(4,805,223)		—
Income from operations		2,454,759		1,042,368		942,551		1,272,180		646,677		153,576		408,037		306,197		7,226,345		4,783,428		(4,765,120)		7,244,652
Interest income		112,569		44,954		43,471		54,836		6,431		13,722		19,502		51,327		346,813		1,065,159		(835,278)		576,694
Interest expense		(230,458)		(136,453)		(65,407)		(136,914)		(135,740)		(50,927)		(47,099)		(93,929)		(896,927)		(950,762)		835,278		(1,012,411)
Gain on financial investment held for coverage		—		—		—		—		—		—		—		—		—		29,643		—		29,643
Depreciation and amortization for the year		(310,882)		(180,904)		(153,230)		(217,858)		(354,963)		(72,635)		(61,073)		(186,997)		(1,538,542)		(31,095)		—		(1,569,637)
Share of loss of associate		—		—		—		—		—		—		—		—		—		(947)		—		(947)
Income before income taxes		2,394,213		979,156		952,241		1,218,028		525,351		124,243		386,323		263,776		6,843,329		4,929,463		(4,765,120)		7,007,672
Income taxes expense		(584,439)		(210,874)		(225,833)		(336,560)		(128,246)		(19,098)		(99,963)		(114,118)		(1,719,131)		(149,910)		—		(1,869,041)
Total assets		9,773,884		5,729,156		3,918,644		4,166,561		3,039,158		1,747,518		1,632,722		3,033,967		33,041,609		38,884,387		(32,375,494)		39,550,502
Total liabilities		3,519,318		1,858,474		1,158,586		2,228,807		2,123,946		735,487		701,735		1,405,884		13,732,236		13,911,464		(9,865,348)		17,778,352

Investments in associates		—		—		—		—		—		—		—		—		—		35		—		35
Net cash flows provided by operations activities		2,233,357		1,376,334		797,800		1,063,923		860,399		173,726		357,455		448,702		7,311,697		810,779		(886,857)		7,235,619
Net cash flow used in investing activities		(284,319)		(378,328)		(90,743)		(418,407)		(652,469)		(61,374)		(113,388)		(255,707)		(2,254,734)		4,959,209		(5,254,886)		(2,550,411)
Net cash flow used in financing activities		(1,552,530)		(681,179)		(739,684)		(942,796)		(931,248)		(107,021)		(155,344)		(6,374)		(5,116,178)		(6,305,402)		5,254,886		(6,166,694)
Additions to non-current as assets		5,665,570		3,729,013		2,356,638		2,976,072		5,924,992		1,128,854		990,782		2,600,342		25,372,263		729,295		—		26,101,558